Stock-Based Compensation (Details) - Schedule of stock based compensation expense related to options granted to employees and non employees - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details) - Schedule of stock based compensation expense related to options granted to employees and non employees [Line Items]
Total stock-based compensation expense	$ 710	$ 749
Cost of Revenue [Member]
Stock-Based Compensation (Details) - Schedule of stock based compensation expense related to options granted to employees and non employees [Line Items]
Total stock-based compensation expense	27	22
Research and development expense [Member]
Stock-Based Compensation (Details) - Schedule of stock based compensation expense related to options granted to employees and non employees [Line Items]
Total stock-based compensation expense	564	440
Selling, general and administrative expense [Member]
Stock-Based Compensation (Details) - Schedule of stock based compensation expense related to options granted to employees and non employees [Line Items]
Total stock-based compensation expense	$ 119	$ 287